Income Tax (Details) - Schedule of reconciliation of effective tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of effective tax rate [Abstract]
Profit/ (loss) before tax	$ (87,158)	$ 849	$ (9,978)
Income tax (benefit)/expense	(14,817)	297	(3,492)
Tax effect of expenses that are not deductible in determining taxable profit	49,442	13,525	8,289
Tax effect of income not taxable in determining taxable profit	(8,822)	(7,754)	(10,550)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,423)	1,960	160
Others - Includes exchange effects for reversal rates of long-term temporary differences, income taxed at differential rates, effects of change in deferred tax rate and tax discounts	(2,675)	3,200	12,343
Tax effect of utilization of tax losses not previously recognized		68	285
Tax expense for the year	$ 13,705	$ 11,296	$ 7,035